Finance Income (Tables)	9 Months Ended
Sep. 30, 2023
Finance income.
Schedule of finance income

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2023	2022	2023	2022
	$’000	$’000	$’000	$’000

Interest income—bank deposits	5,761	3,364	17,338	10,380
Net foreign exchange gain on derivative instruments—unrealized	—	1,263	—	—
Net foreign exchange gain on derivative instruments—realized	—	1,785	420	655
Fair value gain on interest rate caps	62	—	475	—
	5,823	6,412	18,233	11,035